Income Taxes - Schedule of Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Canadian
Earnings before income tax expense	$ 376	$ 461
Current income tax	51	41
Deferred income tax	(25)	16
Total Canadian	26	57
Foreign
Earnings before income tax expense	1,075	1,252
Current income tax	(22)	3
Deferred income tax	161	528
Total Foreign	139	531
Income tax expense	$ 165	$ 588